Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Mar. 31, 2021
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Equity in Affiliates and Joint Ventures
Honda’s equity in affiliates and joint ventures as of March 31, 2020 and 2021 is as follows:

	Yen (millions)
	2020	2021
Investments accounted for using the equity method:
Affiliates	¥378,012	¥537,702
Joint ventures	277,463	353,300

Total	¥655,475	¥891,002

Honda’s equity of undistributed earnings:
Affiliates	¥293,489	¥198,432
Joint ventures	222,061	262,599

Total	¥515,550	¥461,031

Share of Comprehensive Income of Affiliates and Joint Ventures
Honda’s share of comprehensive income of affiliates and joint ventures for the years ended March 31, 2019, 2020 and 2021 is as follows:

	Yen (millions)
	2019	2020	2021
Profit for the year:
Affiliates	¥43,137	¥(434)	¥53,511
Joint ventures	185,690	164,637	219,223

Total	¥228,827	¥164,203	¥272,734

Other comprehensive income:
Affiliates	¥(13,150)	¥(5,758)	¥(1,197)
Joint ventures	(8,534)	(26,185)	33,457

Total	¥(21,684)	¥(31,943)	¥32,260

Comprehensive income for the year:
Affiliates	¥29,987	¥(6,192)	¥52,314
Joint ventures	177,156	138,452	252,680

Total	¥207,143	¥132,260	¥304,994

Summarized Consolidated Financial Information
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. as of March 31, 2020 and 2021 is as follows:

	Yen (millions)
	2020	2021
Current assets	¥347,462	¥687,417
Non-current assets	196,439	238,507

Total assets	543,901	925,924

Current liabilities	316,519	608,408
Non-current liabilities	28,229	32,860

Total liabilities	344,748	641,268

Total equity	¥199,153	¥284,657

Honda’s share of total equity ( 50%)	99,577	142,328
Equity method adjustments	(1,204)	(1,212)

Carrying amount of its interest in the joint venture	¥98,373	¥141,116

Cash and cash equivalents included in current assets	¥246,736	¥332,031
Financial liabilities (excluding trade payables and provisions) included in current liabilities	67,414	5,363
Summarized consolidated financial information of Dongfeng Honda Automobile Co., Ltd. for the years ended March 31, 2019, 2020 and 2021 is as follows:

	Yen (millions)
	2019	2020	2021
Sales revenue	¥1,696,651	¥1,516,160	¥2,201,051
Interest income	6,190	8,019	9,412
Depreciation and amortization	16,091	18,870	23,055
Income tax expense	58,504	48,622	65,102
Profit for the year	176,787	130,327	197,217
Other comprehensive income	(8,354)	(21,100)	25,462

Comprehensive income for the year	¥168,433	¥109,227	¥222,679

Comprehensive income for the year ( 50%)	84,217	54,614	111,340
Equity method adjustments	56	53	53

Honda’s share of comprehensive income for the year	¥84,273	¥54,667	¥111,393

Dividend from the joint venture to Honda	¥70,788	¥72,760	¥102,767

Combined Financial Information of Affiliates and Joint Ventures

	Yen (millions)
For the year ended March 31, 2019	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Sales revenue	¥170,750	¥2,657,023	¥7,004	¥2,834,777
Profit for the year	8,654	143,833	766	153,253

	Yen (millions)
As of and for the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥49,706	¥1,146,286	¥10,010	¥1,206,002
Non-current assets	28,071	1,083,789	21,565	1,133,425

Total assets	77,777	2,230,075	31,575	2,339,427

Current liabilities	21,337	587,533	2,681	611,551
Non-current liabilities	3,844	224,505	1,136	229,485

Total liabilities	25,181	812,038	3,817	841,036

Total equity	¥52,596	¥1,418,037	¥27,758	¥1,498,391

Sales revenue	¥160,557	¥2,505,819	¥7,342	¥2,673,718
Profit for the year	8,094	69,339	914	78,347

	Yen (millions)
As of and for the year ended March 31, 2021	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥54,369	¥1,458,252	¥11,813	¥1,524,434
Non-current assets	27,677	1,952,423	21,709	2,001,809

Total assets	82,046	3,410,675	33,522	3,526,243

Current liabilities	25,399	1,015,374	3,140	1,043,913
Non-current liabilities	3,167	616,924	1,180	621,271

Total liabilities	28,566	1,632,298	4,320	1,665,184

Total equity	¥53,480	¥1,778,377	¥29,202	¥1,861,059

Sales revenue	¥122,605	¥1,933,675	¥6,331	¥2,062,611
Profit for the year	2,552	2,593	843	5,988

Combined financial information in respect of joint ventures as of March 31, 2020 and 2021, and for the years ended March 31, 2019, 2020 and 2021 is as follows:

	Yen (millions)
For the year ended March 31, 2019	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Sales revenue	¥746,385	¥3,819,913	¥5,907	¥4,572,205
Profit for the year	54,230	316,491	433	371,154

	Yen (millions)
As of and for the year ended March 31, 2020	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥201,170	¥867,758	¥3,592	¥1,072,520
Non-current assets	114,106	373,274	661	488,041

Total assets	315,276	1,241,032	4,253	1,560,561

Current liabilities	181,772	766,635	1,190	949,597
Non-current liabilities	11,483	49,058	648	61,189

Total liabilities	193,255	815,693	1,838	1,010,786

Total equity	¥122,021	¥425,339	¥2,415	¥549,775

Sales revenue	¥791,250	¥3,483,024	¥6,413	¥4,280,687
Profit for the year	63,819	264,216	568	328,603

	Yen (millions)
As of and for the year ended March 31, 2021	Motorcycle Business	Automobile Business	Life Creation and Other Businesses	Total
Current assets	¥221,524	¥1,548,875	¥4,120	¥1,774,519
Non-current assets	120,238	423,270	704	544,212

Total assets	341,762	1,972,145	4,824	2,318,731

Current liabilities	191,565	1,334,240	1,305	1,527,110
Non-current liabilities	17,035	61,312	879	79,226

Total liabilities	208,600	1,395,552	2,184	1,606,336

Total equity	¥133,162	¥576,593	¥2,640	¥712,395

Sales revenue	¥543,504	¥4,839,927	¥3,443	¥5,386,874
Profit for the year	33,115	403,088	174	436,377